Investments in equity method investee	12 Months Ended
Dec. 31, 2015
Investments in equity method investee [Abstract]
Investments in equity method investee

9. Investments in equity method investee

In January 2015, the Group jointly established Automoney Inc. ("Automoney") with a third-party investor and subscribed 50% of its equity interest upon its inception with a cash contribution of RMB10,562. The Group has accounted for this investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee. As a result, the Group is required to recognize its share of Automoney's losses in the statement of operations. The Group recognized its share of loss in Automoney of RMB10,236 for the year ended December 31, 2015.

During the year ended December 31, 2015, the Group disposed 40% of its equity interest in Automoney and received cash consideration of RMB10,000, resulting in the gain on disposal of investment of RMB9,674. As of December 31, 2015, the Group held 10% of the equity interest of Automoney and continue to account for this investment using equity method of accounting because the Group has the ability to exercise significant influence over the operating and financial policies of the investee. The carrying amount of the investments in equity method investee was nil as of December 31, 2015.

The summarized financial information for Automoney as of and for the year presented is as follows:

As of
December 31,
2015
RMB

Total current assets	679
Total assets	679
Total current liabilities	19,596
Total liabilities	19,596

For Year Ended
December 31,
2015
RMB

Revenue	-
Loss from operations	40,559